Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			$ 7,164
Depreciation charge	$ (299)	$ (420)	(606)	$ (799)
Right-of-use asset, ending balance	6,094	8,077	6,094	8,077
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			9,139	5,402
Additions				5,718
Exchange difference			(523)	40
Lease termination				864
Right-of-use asset, ending balance	8,616	10,296	8,616	10,296
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(1,975)	(2,273)
Exchange difference			59	(11)
Depreciation charge			(606)	(799)
Lease termination				864
Right-of-use asset, ending balance	(2,522)	(2,219)	(2,522)	(2,219)
Properties (Offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	6,027	7,976	6,027	7,976
Properties (Offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			9,005	5,324
Additions				5,662
Exchange difference			(523)	40
Lease termination				864
Right-of-use asset, ending balance	8,482	10,162	8,482	10,162
Properties (Offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(1,925)	(2,253)
Exchange difference			59	(11)
Depreciation charge			(589)	(786)
Lease termination				864
Right-of-use asset, ending balance	(2,455)	(2,186)	(2,455)	(2,186)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	67	101	67	101
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			134	78
Additions				56
Exchange difference			0	0
Lease termination				0
Right-of-use asset, ending balance	134	134	134	134
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(50)	(20)
Exchange difference			0	0
Depreciation charge			(17)	(13)
Lease termination				0
Right-of-use asset, ending balance	$ (67)	$ (33)	$ (67)	$ (33)